UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-10381
PIMCO New York Municipal Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY	10105

(Address of principal executive offices)	(Zip code)
Lawrence G. Altadonna — 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-739-3371
Date of fiscal year end: April 30, 2010
Date of reporting period: October 31, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORT TO SHAREHOLDERS

PIMCO Municipal Income Fund
PIMCO California Municipal Income Fund
PIMCO New York Municipal Income Fund

Semi-Annual Report
October 31, 2009

Contents

Letter to Shareholders	1
Fund Insights/Performance & Statistics	2-7
Schedules of Investments	8-25
Statements of Assets and Liabilities	26
Statements of Operations	27
Statements of Changes in Net Assets	28-29
Statements of Cash Flows	30-31
Notes to Financial Statements	32-39
Financial Highlights	40-42
Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements	43-45
Proxy Voting Policies & Procedures	45

PIMCO Municipal Income Funds Letter to Shareholders
December 15, 2009

Dear Shareholder:

Please find enclosed, the semi-annual report for PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund and PIMCO New York Municipal Income Fund (the “Funds”) for the fiscal six-month period ended October 31, 2009.

The U.S. bond market provided positive returns during the fiscal six-month period amid subdued inflationary pressures and adequate, government-supplied liquidity. In this environment, municipal bonds, as represented by the unmanaged Barclay’s Capital Municipal Bond Index, returned a tax-advantaged 4.99% return during the six-month reporting period. That compared favorably with the 5.61% taxable return for the broad market of bonds, represented by the unmanaged Barclay’s Capital U.S. Aggregate Index.

The Federal Reserve left the Federal Funds rate unchanged during the reporting period, holding the benchmark rate on loans between member banks to a target of 0% – 0.25%. In addition, the central bank continued to pursue a policy of quantitative easing, purchasing securities from banks in order to add to the supply of cash available for lending.

For specific information on the Funds and their performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources are available on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

10.31.09   PIMCO Municipal Income Funds Semi-Annual Report 1

PIMCO Municipal Income Fund Fund Insights
October 31, 2009 (unaudited)

•	For the fiscal six-month period ended October 31, 2009, PIMCO Municipal Income Fund returned 24.96% on net asset value (“NAV”) and 12.99% on market price, which compares to the returns of 14.96% and 16.27%, respectively, for the Lipper Analytical General Municipal Debt Funds (Leveraged) average.

•	Yields on longer-maturity high-quality municipal bonds moved lower, while yields on short and intermediate maturities moved higher during the six-month reporting period.

•	Municipal-to-U.S. Treasury yield ratios continued to trend lower as the market normalized during the reporting period. The 10-year ratio decreased to 89% and the 30-year ratio decreased to 100%, both were back to within historical average levels.

•	Exposure to the tobacco securitization sector contributed positively to performance as the sector posted strong positive returns due to investors’ increased appetite for riskier assets.

•	Exposure to corporate-backed municipal bonds contributed significantly to performance as the sector outperformed all other municipal bond sectors. Similar to the taxable corporate sector, this area of the municipal bond market continued to rebound and experience strong performance after struggling at the end of 2008.

•	A focus on revenue bonds contributed positively to performance as these bonds outperformed both pre-refunded and general obligation municipal bonds. Holdings in pre-refunded and general obligation municipal bonds detracted from returns as they underperformed due to investors moving further out on the risk spectrum in search of higher yields.

•	Exposure to longer-maturity zero coupon municipal bonds benefited performance as the longer durations outperformed and yields on longer maturities moved lower during the reporting period. The unmanaged Barclays Capital Zero Coupon Index advanced 10.25% during the six-month reporting period.

•	The municipal bond yield curve flattened during the reporting period as investors continued to move further out on the yield curve in search of higher yields. 15- and 20-year maturity AAA General Obligation yields decreased 27 and 44 basis points, respectively, while the 30-year AAA General Obligation yield decreased 35 basis points. Two-year AAA General Obligation yields decreased 23 basis points during the six-month reporting period. Significant exposure to longer-maturity municipal bonds benefited performance as this portion of the yield curve outperformed due to its longer duration.

•	Long-maturity municipal bonds slightly underperformed the broader long-maturity taxable market with the unmanaged Barclays Capital Long Municipal Bond Index returning 9.88% compared to the unmanaged Barclays Capital Long Government/Credit Index which advanced 11.88%. However, long-maturity municipal bonds significantly outperformed long-maturity U.S. Treasuries with the unmanaged Barclays Capital Long U.S. Treasury Index returning 0.92% during the six-months ended October 31, 2009.

•	Municipal bond issuance year-to-date in 2009 was approximately 3% lower than the comparable period in 2008, with a pickup in refundings, helping to increase issuance year-to-date. Municipal bond issuance was reduced by increased supply of taxable Build America Bonds, especially in the longer portion of the yield curve as issuers took advantage of the interest subsidy.

2 PIMCO Municipal Income Fund Semi-Annual Report   10.31.09

PIMCO Municipal Income Fund Performance & Statistics
October 31, 2009 (unaudited)

Total Return(1):	Market Price	NAV

Six Months	12.99%	24.96%

1 Year	15.83%	24.02%

5 Year	3.85%	2.60%

Commencement of Operations (6/29/2001) to 10/31/09	4.65%	4.33%

Market Price/NAV Performance:
Commencement of Operations (6/29/2001) to 10/31/09

Market Price/NAV:

Market Price	$12.37

NAV	$11.18

Premium to NAV	10.64%

Market Price Yield (2)	7.88%

Moody’s Ratings
(as a % of total investments)

(1)	Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in net asset value (“NAV”) or market price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions if any, have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and NAV will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. NAV is equal to total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2)	Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised of net investment income) payable to shareholders by the market price per share at October 31, 2009.

10.31.09   PIMCO Municipal Income Fund Semi-Annual Report 3

PIMCO California Municipal Income Fund Fund Insights
October 31, 2009 (unaudited)

•	For the fiscal six-month period ended October 31, 2009, PIMCO California Municipal Income Fund returned 21.53% on net asset value (“NAV”) and 6.45% on market price, which compares to the returns of 12.45% and 15.80%, respectively, for the Lipper Analytical California Municipal Debt Funds average.

•	Yields on longer-maturity high-quality municipal bonds moved lower, while yields on short and intermediate maturities moved higher during the six-month reporting period.

•	Municipal-to-U.S. Treasury yield ratios continued to trend lower as the market normalized during the reporting period. The 10-year ratio decreased to 89% and the 30-year ratio decreased to 100%, both were back to within historical average levels.

•	Exposure to the tobacco securitization sector contributed positively to performance as the sector posted strong positive returns due to investors’ increased appetite for riskier assets.

•	Exposure to corporate-backed municipal bonds contributed significantly to performance as the sector outperformed all other municipal bond sectors. Similar to the taxable corporate sector, this area of the municipal bond market continued to rebound and experience strong performance after struggling at the end of 2008.

•	A focus on revenue bonds contributed positively to performance as these bonds outperformed both pre-refunded and general obligation municipal bonds. Holdings in pre-refunded and general obligation municipal bonds detracted from returns as they underperformed due to investors moving further out on the risk spectrum in search of higher yields.

•	Exposure to longer-maturity zero coupon municipal bonds benefited performance as the longer durations outperformed and yields on longer maturities moved lower during the reporting period. The unmanaged Barclays Capital Zero Coupon Index advanced 10.25% during the six-month reporting period.

•	Municipal bonds within California performed in-line with the unmanaged Barclays Capital Municipal Bond Index returning 5.00% compared to 4.99% for the national index during the six-month reporting period. California was able to balance its budget, which helped spur a rebound in performance during the latter part of the period. However, more recently the State of California issued a large amount of municipal bonds, which placed upward pressure on yields. Year-to-date through September of 2009, California issued $57.5 billion in municipal bonds, 14% higher than the comparable period in 2008.

•	Long-maturity California municipal bonds slightly underperformed the long-maturity unmanaged Barclays Capital Long Municipal Bond Index returning 9.46% compared to a rise of 9.88% for the long-maturity national index during the six-months ended October 31, 2009. The California municipal bond yield curve steepened during the reporting period with 30-year yields decreasing 6 basis points, while two-year yields decreased 24 basis points. Significant exposure to longer-maturity municipal bonds benefited performance as longer-duration municipal bonds outperformed as yields moved lower.

4 PIMCO California Municipal Income Fund Semi-Annual Report   10.31.09

PIMCO California Municipal Income Fund Performance & Statistics
October 31, 2009 (unaudited)

Total Return(1):	Market Price	NAV

Six Months	6.45%	21.53%

1 Year	21.08%	23.43%

5 Year	4.40%	4.10%

Commencement of Operations (6/29/2001) to 10/31/09	4.43%	5.03%

Market Price/NAV Performance:
Commencement of Operations (6/29/2001) to 10/31/09

Market Price/NAV:

Market Price	$12.47

NAV	$12.38

Premium to NAV	0.73%

Market Price Yield (2)	7.41%

Moody’s Ratings
(as a % of total investments)

(1)	Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in net asset value (“NAV”) or market price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions if any, have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and NAV will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. NAV is equal to total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2)	Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised of net investment income) payable to shareholders by the market price per share at October 31, 2009.

10.31.09   PIMCO Municipal Income Fund Semi-Annual Report 5

PIMCO New York Municipal Income Fund Fund Insights
October 31, 2009 (unaudited)

•	For the fiscal six-month period ended October 31, 2009, PIMCO New York Municipal Income Fund returned 15.29% on net asset value (“NAV”) and 9.78% on market price, which compares to the returns of 11.69% and 13.59%, respectively, for the Lipper Analytical New York Municipal Debt Funds average.

•	Yields on longer-maturity high-quality municipal bonds moved lower, while yields on short and intermediate maturities moved higher during the six-month reporting period.

•	Municipal-to-U.S. Treasury yield ratios continued to trend lower as the market normalized during the reporting period. The 10-year ratio decreased to 89% and the 30-year ratio decreased to 100%, and both were back to within historical average levels.

•	Exposure to the tobacco securitization sector contributed positively to performance as the sector posted strong positive returns due to investors’ increased appetite for riskier assets.

•	Exposure to corporate-backed municipal bonds contributed significantly to performance as the sector outperformed all other municipal bond sectors. Similar to the taxable corporate sector, this area of the municipal bond market continued to rebound and experience strong performance after struggling at the end of 2008.

•	A focus on revenue bonds contributed positively to performance as these bonds outperformed both pre-refunded and general obligation municipal bonds. Holdings in pre-refunded and general obligation municipal bonds detracted from returns as they underperformed due to investors moving further out on the risk spectrum in search of higher yields.

•	Exposure to longer-maturity zero coupon municipal bonds benefited performance as the longer durations outperformed and yields on longer maturities moved lower during the reporting period. The unmanaged Barclays Capital Zero Coupon Index advanced 10.25% during the six-month reporting period.

•	Municipal bonds within New York marginally underperformed the unmanaged Barclays Capital Municipal Bond Index returning 4.79% compared to 4.99% for the national index during the six-month reporting period. Year-to-date through October of 2009, issuers in New York State raised $34.3 billion in bonds, 3% lower than the comparable period in 2008. New York ranks second in total municipal bond issuance.

•	Long-maturity New York municipal bonds slightly underperformed the unmanaged Barclays Capital Long Municipal Bond Index returning 8.45% compared to a rise of 9.88% for the long-maturity national index during the six-month reporting period. The New York municipal bond yield curve steepened marginally during the reporting period with 30-year yields decreasing 42 basis points and two-year yields decreased 62 basis points. Significant exposure to the longer portion of the municipal bond yield curve benefited performance as the longer-duration municipal bonds outperformed as yields moved lower.

6 PIMCO New York Municipal Income Fund Semi-Annual Report   10.31.09

PIMCO New York Municipal Income Fund Performance & Statistics
October 31, 2009 (unaudited)

Total Return(1):	Market Price	NAV

Six Months	9.78%	15.29%

1 Year	11.27%	11.65%

5 Year	0.55%	0.49%

Commencement of Operations (6/29/2001) to 10/31/09	2.01%	2.28%

Market Price/NAV Performance:
Commencement of Operations (6/29/2001) to 10/31/09

Market Price/NAV:

Market Price	$10.50

NAV	$10.23

Premium to NAV	2.64%

Market Price Yield (2)	6.51%

Moody’s Ratings
(as a % of total investments)

(1)	Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in net asset value (“NAV”) or market price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions if any, have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and NAV will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. NAV is equal to total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2)	Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised of net investment income) payable to shareholders by the market price per share at October 31, 2009.

10.31.09   PIMCO California Municipal Income Fund Semi-Annual Report 7

PIMCO Municipal Income Fund Schedule of Investments
October 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

MUNICIPAL BONDS & NOTES–94.3%
	Alabama–0.9%
$2,500	Birmingham Baptist Medical Centers Special Care Facs. Financing,
	Auth. Rev. Baptist Health Systems, Inc., 5.875%, 11/15/24, Ser. A	Baa2/NR	$2,529,950
	Huntsville-Redstone Village Special Care Facs. Financing Auth. Rev.,
	Redstone Village Project,
250	5.50%, 1/1/28	NR/NR	199,555
885	5.50%, 1/1/43	NR/NR	645,377
1,350	Montgomery Medical Clinic Board Rev., Jackson Hospital & Clinic,
	5.25%, 3/1/31	Baa2/BBB−	1,230,471

			4,605,353

	Alaska–1.2%
3,280	Borough of Matanuska-Susitna Rev., Goose Creek Correctional Center, 6.00%, 9/1/32	Aa2/AAA	3,739,725
900	Industrial Dev. & Export Auth. Rev., Boys & Girls Home,
	6.00%, 12/1/36	NR/NR	628,272
2,400	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	1,550,928

			5,918,925

	Arizona–5.2%
5,000	Apache Cnty. Industrial Dev. Auth. Rev., Tucson Electric Power Co. Project, 5.875%, 3/1/33, Ser. B	Baa3/BBB−	4,921,550
	Health Facs. Auth. Rev.,
2,050	Banner Health, 5.50%, 1/1/38, Ser. D	NR/A+	2,087,576
2,750	Beatitudes Campus Project, 5.20%, 10/1/37	NR/NR	1,989,680
	Pima Cnty. Industrial Dev. Auth. Rev., Tucson Electric Power Co., Ser. A,
4,000	4.95%, 10/1/20	Baa3/BBB−	4,009,840
4,150	6.375%, 9/1/29	Baa3/BBB−	4,225,945
5,000	Salt River Project Agricultural Improvement & Power Dist. Rev.,
	5.00%, 1/1/39, Ser. A (j)	Aa1/AA	5,212,350
4,200	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	A3/A	3,596,922

			26,043,863

	Arkansas–0.4%
8,500	Dev. Finance Auth. Rev., Arkansas Cancer Research Center Project,
	zero coupon, 7/1/36 (AMBAC)	Aa3/NR	2,207,365

	California–8.1%
3,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	Aa3/A+	3,271,590
6,000	Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33, Ser. A-1	Baa3/BBB	4,623,960
2,000	Health Facs. Financing Auth. Rev., Catholic Healthcare West,
	6.00%, 7/1/39, Ser. A	A2/A	2,104,600
4,175	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (FSA)	Aa3/AAA	4,201,136
5,000	Orange Cnty. Airport Rev., 5.25%, 7/1/39, Ser. A	Aa3/AA−	5,160,250

8 PIMCO Municipal Income Fund Semi-Annual Report   10.31.09

PIMCO Municipal Income Fund Schedule of Investments
October 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	California (continued)
	State, GO,
$300	5.00%, 6/1/37	Baa1/A	$275,736
4,200	6.00%, 4/1/38	Baa1/A	4,466,574
	Statewide Communities Dev. Auth. Rev.,
1,000	Catholic Healthcare West, 5.50%, 7/1/31, Ser. E	A2/A	1,013,010
	Methodist Hospital Project (FHA),
2,600	6.625%, 8/1/29	Aa2/AA	2,924,558
9,500	6.75%, 2/1/38	Aa2/AA	10,628,790
4,000	Whittier Union High School Dist., GO, zero coupon, 8/1/25	NR/AA−	1,577,240

			40,247,444

	Colorado–0.5%
500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	NR/NR	355,040
500	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	A2/A	531,300
1,500	Univ. of Colorado Rev., 5.375%, 6/1/38, Ser. A	Aa3/AA−	1,613,220

			2,499,560

	Connecticut–0.2%
1,000	State Dev. Auth. Rev., Connecticut Light & Power Co., 5.85%, 9/1/28	Baa1/BBB	1,018,360

	District of Columbia–1.4%
2,500	Dist. of Columbia Rev., Brookings Institution, 5.75%, 10/1/39	Aa3/A+	2,731,425
4,175	Tobacco Settlement Financing Corp. Rev., 6.25%, 5/15/24	Baa3/BBB	4,123,982

			6,855,407

	Florida–4.0%
905	Beacon Lakes Community Dev. Dist., Special Assessment,
	6.00%, 5/1/38, Ser. A	NR/NR	668,931
4,000	Broward Cnty. Water & Sewer Rev., 5.25%, 10/1/34, Ser. A (j)	Aa3/AA	4,167,320
500	Lee Cnty. Industrial Dev. Auth. Rev., Sara Lee Charter Foundation,
	5.375%, 6/15/37, Ser. A	NR/BB	363,295
3,000	Miami-Dade Cnty. Airport Rev., 5.50%, 10/1/36, Ser. A	A2/A−	3,034,110
1,250	Miami-Dade Cnty. School Board, CP, 5.375%, 2/1/34, Ser. A	Aa2/AAA	1,286,112
3,900	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (j)	Aa1/AAA	4,025,697
5,685	State Board of Governors Rev., Florida Univ., 6.50%, 7/1/33	Aa2/AA	6,517,909

			20,063,374

	Georgia–0.4%
2,300	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37	NR/NR	1,782,937

	Illinois–5.5%
	Chicago, GO,
5,000	5.00%, 1/1/34, Ser. C (j)	Aa3/AA−	5,073,100
2,935	5.375%, 1/1/34, Ser. A (FGIC-NPFGC)	Aa3/AA−	2,940,019

10.31.09   PIMCO Municipal Income Fund Semi-Annual Report 9

PIMCO Municipal Income Fund Schedule of Investments
October 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Illinois (continued)
$10,115	Chicago Board of Education School Reform, GO, zero coupon, 12/1/31, Ser. A (FGIC-NPFGC)	A1/AA−	$2,784,356
1,250	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/38, Ser. A	Aa2/AAA	1,275,937
190	Educational Facs. Auth. Rev., Univ. of Chicago, 5.25%, 7/1/41, Ser. A	Aa1/AA	193,236
	Finance Auth. Rev.,
400	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	A2/A	442,080
10,000	Univ. of Chicago, 5.50%, 7/1/37, Ser. B (j)	Aa1/AA	11,003,500
1,900	Springfield Electric Rev., 5.00%, 3/1/36	Aa3/AA−	1,903,724
1,495	Univ. of Illinois Rev., 5.25%, 4/1/32, Ser. B (FGIC-NPFGC)	Aa3/AA−	1,505,405

			27,121,357

	Indiana–0.5%
1,500	Finance Auth. Rev., Duke Energy Indiana, Inc., 6.00%, 8/1/39, Ser. B	NR/A	1,602,495
1,000	Municipal Power Agcy. Rev., 6.00%, 1/1/39, Ser. B	A1/A+	1,059,870

			2,662,365

	Iowa–1.7%
	Finance Auth. Rev.,
4,890	Deerfield Retirement Community, Inc., 5.50%, 11/15/37, Ser. A	NR/NR	3,274,931
	Edgewater LLC Project,
3,500	6.75%, 11/15/37	NR/NR	3,194,310
1,500	6.75%, 11/15/42	NR/NR	1,354,755
1,600	Wedum Walnut Ridge LLC Project, 5.625%, 12/1/45, Ser. A (b)	NR/NR	908,448

			8,732,444

	Kansas–4.5%
1,000	Dev. Finance Auth. Rev., Adventist Health, 5.75%, 11/15/38	A1/A+	1,033,070
1,000	Lenexa City, Tax Allocation, Center East Project, 6.00%, 4/1/27	NR/NR	840,080
650	Manhattan Rev., Meadowlark Hills Retirement, 5.125%, 5/15/42, Ser. B	NR/NR	489,164
	Wichita Hospital Rev., Facs. Improvements,
5,000	5.625%, 11/15/31, Ser. III	NR/A+	5,076,950
14,370	6.25%, 11/15/24, Ser. XI	NR/A+	14,636,707

			22,075,971

	Kentucky–0.6%
	Economic Dev. Finance Auth. Rev.,
	Baptist Healthcare Systems, Ser. A,
1,000	5.375%, 8/15/24	Aa3/NR	1,097,590
1,200	5.625%, 8/15/27	Aa3/NR	1,296,900
760	St. Luke’s Hospital, 6.00%, 10/1/19, Ser. B	A3/A	760,046

			3,154,536

10 PIMCO Municipal Income Fund Semi-Annual Report   10.31.09

PIMCO Municipal Income Fund Schedule of Investments
October 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Louisiana–5.8%
$3,930	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev.,
	Capital Projects & Equipment Acquisition, 6.55%, 9/1/25 (ACA)	NR/NR	$3,510,158
27,895	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001B	Baa3/BBB	25,448,051

			28,958,209

	Massachusetts–0.4%
550	Dev. Finance Agcy. Rev., Linden Ponds, Inc. Fac.,
	5.75%, 11/15/35, Ser. A	NR/NR	403,634
1,500	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	A1/A+	1,565,340

			1,968,974

	Michigan–2.3%
1,000	Detroit, GO, 5.375%, 4/1/17, Ser. A-1 (NPFGC)	Baa1/A	909,920
4,550	Garden City Hospital Finance Auth. Rev., 5.00%, 8/15/38, Ser. A	NR/NR	2,645,825
	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital,
50	5.25%, 11/15/35, Ser. M (NPFGC)	A1/A	43,205
1,500	8.25%, 9/1/39	A1/A	1,764,480
4,000	State Hospital Finance Auth. Rev., Detroit Medical Center,
	6.25%, 8/15/13, Ser. A	Ba3/BB-	4,004,640
2,000	Strategic Fund Rev., Detroit Edison Co. Pollution Control,
	5.45%, 9/1/29, Ser. C	A2/A−	2,023,700

			11,391,770

	Minnesota–0.1%
95	Agricultural & Economic Dev. Board Rev., Health Care Systems,
	6.375%, 11/15/29, Ser. A	A2/A	96,867
500	Washington Cnty. Housing & Redev. Auth. Rev., Birchwood & Woodbury Projects, 5.625%, 6/1/37, Ser. A	NR/NR	393,780

			490,647

	Missouri–0.2%
1,000	Joplin Industrial Dev. Auth. Rev., Christian Homes, Inc.,
	5.75%, 5/15/26, Ser. F	NR/NR	807,370

	Nevada–3.5%
5,000	Clark Cnty., GO, 4.75%, 6/1/30 (FSA)	Aa1/AAA	4,928,800
12,185	Washoe Cnty., Water & Sewer, GO, 5.00%, 1/1/35 (NPFGC)	Aa2/AA	12,325,737

			17,254,537

	New Hampshire–0.6%
3,000	Business Finance Auth. Pollution Control Rev., Connecticut Light & Power Co., 5.85%, 12/1/22, Ser. A	Baa1/BBB	3,063,720

	New Jersey–4.9%
16,550	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project, 5.75%, 4/1/31	Baa3/NR	13,380,509

10.31.09   PIMCO Municipal Income Fund Semi-Annual Report 11

PIMCO Municipal Income Fund Schedule of Investments
October 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	New Jersey (continued)
$2,000	Economic Dev. Auth. Rev., School Facs. Construction,
	5.50%, 12/15/34, Ser. Z	Aa2/AAA	$2,199,880
1,000	Health Care Facs. Financing Auth. Rev., Trinitas Hospital,
	5.25%, 7/1/30, Ser. A	Baa3/BBB−	838,950
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	A3/A+	2,049,540
9,100	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1A	Baa3/BBB	6,124,391

			24,593,270

	New Mexico–0.5%
2,500	Farmington Pollution Control Rev., 5.80%, 4/1/22, Ser. A	Baa3/BB+	2,503,400

	New York–6.3%
	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
5,000	5.25%, 10/1/35	A1/A	4,882,150
3,000	5.50%, 10/1/37	A1/A	3,021,210
4,200	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside,
	6.70%, 1/1/43, Ser. A	NR/NR	3,588,816
	New York City Municipal Water Finance Auth. Water & Sewer Rev. (j),
13,000	5.00%, 6/15/26, Ser. E	Aa2/AAA	13,280,280
670	5.00%, 6/15/37, Ser. D	Aa2/AAA	685,088
3,000	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
	Second Generation Resolutions, 5.00%, 6/15/39, Ser. GG-1	Aa3/AA+	3,066,480
1,000	State Dormitory Auth. Rev., 5.00%, 3/15/38, Ser. A	NR/AAA	1,028,570
1,625	Westchester Cnty. Healthcare Corp. Rev., 5.875%, 11/1/25, Ser. A	Baa3/BBB−	1,605,939

			31,158,533

	North Carolina–0.3%
570	Capital Facs. Finance Agcy. Rev., Duke Univ. Project,
	5.125%, 10/1/41, Ser. A	Aa1/AA+	578,607
1,500	Medical Care Commission Rev., Village at Brookwood, 5.25%, 1/1/32	NR/NR	1,051,125

			1,629,732

	Ohio–2.9%
11,000	Buckeye Tobacco Settlement Financing Auth. Rev.,
	5.875%, 6/1/47, Ser. A-2	Baa3/BBB	8,130,540
	Lorain Cnty. Hospital Rev., Catholic Healthcare, Ser. A,
2,500	5.625%, 10/1/17	A1/AA−	2,585,325
2,565	5.75%, 10/1/18	A1/AA−	2,648,824
500	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	Aa3/NR	520,055
500	State Higher Educational Fac. Commission Rev.,
	Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. A	A2/A	530,185

			14,414,929

12 PIMCO Municipal Income Fund Semi-Annual Report   10.31.09

PIMCO Municipal Income Fund Schedule of Investments
October 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Oregon–0.6%
$2,000	Oregon Health & Science Univ. Rev., 5.75%, 7/1/39, Ser. A	A2/BBB+	$2,154,960
600	State Department of Administrative Services, CP,
	5.25%, 5/1/39, Ser. A	Aa3/AA−	624,102

			2,779,062

	Pennsylvania–5.9%
1,000	Allegheny Cnty. Industrial Dev. Auth. Rev., Environmental Improvements, USX Corp., 5.60%, 9/1/30	Baa1/BBB+	1,000,150
5,000	Geisinger Auth. Rev., 5.25%, 6/1/39, Ser. A	Aa2/AA	4,992,300
2,000	Harrisburg Auth. Rev., Harrisburg Univ. of Science,
	6.00%, 9/1/36, Ser. B	NR/NR	1,767,920
6,200	Higher Educational Facs. Auth. Rev., UPMC Health System,
	6.00%, 1/15/31, Ser. A	Aa3/A+	6,354,566
	Lancaster Cnty. Hospital Auth. Rev., Brethren Village Project, Ser. A,
750	6.25%, 7/1/26	NR/NR	711,308
85	6.375%, 7/1/30	NR/NR	78,970
7,000	Philadelphia, GO, 5.25%, 12/15/32, Ser. A (FSA)	Aa3/AAA	7,224,700
4,700	Philadelphia Hospitals & Higher Education Facs. Auth. Rev.,
	Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa3/BBB	4,715,980
500	Philadelphia Water Rev., 5.25%, 1/1/36, Ser. A	A3/A	507,590
2,000	Turnpike Commission Rev., 5.125%, 12/1/40, Ser. D	A2/A−	1,952,820

			29,306,304

	Puerto Rico–0.7%
135	Commonwealth of Puerto Rico, Public Improvements, GO,
	5.00%, 7/1/35, Ser. B	Baa3/BBB−	121,326
	Sales Tax Financing Corp. Rev., Ser. A,
32,550	zero coupon, 8/1/54 (AMBAC)	Aa3/AA−	1,934,446
29,200	zero coupon, 8/1/56	Aa3/AA−	1,509,056

			3,564,828

	Rhode Island–4.4%
23,800	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	21,660,142

	South Carolina–1.4%
	Greenwood Cnty. Hospital Rev., Self Memorial Hospital,
3,500	5.50%, 10/1/21	A2/A	3,551,030
2,000	5.50%, 10/1/26	A2/A	2,012,820
450	Jobs-Economic Dev. Auth. Rev., Lutheran Homes, 5.50%, 5/1/28	NR/NR	355,828
1,000	State Public Service Auth. Rev., 5.25%, 1/1/39, Ser. B	Aa2/AA−	1,054,190

			6,973,868

	Tennessee–3.7%
940	Memphis Health Educational & Housing Fac. Board Rev.,
	Wesley Housing Corp. Project, 6.95%, 1/1/20 (a)(b)(e)	NR/NR	470,000

10.31.09   PIMCO Municipal Income Fund Semi-Annual Report 13

PIMCO Municipal Income Fund Schedule of Investments
October 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Tennessee (continued)
$5,000	Metropolitan Gov’t Nashville & Davidson Cnty. Health & Educational Vanderbilt Univ., 5.00%, 10/1/39, Ser. B (j)	Aa2/AA	$5,210,050
	Tennessee Energy Acquisition Corp. Rev.,
370	5.00%, 2/1/21, Ser. C	Baa1/A	360,658
6,460	5.25%, 9/1/17, Ser. A	Ba3/BB+	6,484,160
600	5.25%, 9/1/21, Ser. A	Ba3/BB+	587,034
300	5.25%, 9/1/22, Ser. A	Ba3/BB+	291,795
5,000	5.25%, 9/1/24, Ser. A	Ba3/BB+	4,770,150

			18,173,847

	Texas–8.5%
10,000	Coppell Independent School Dist., GO, zero coupon, 8/15/29 (PSF-GTD)	Aaa/AAA	3,853,100
1,200	Dallas Civic Center Rev., 5.25%, 8/15/38	Aa2/AAA	1,227,552
20	Duncanville Independent School Dist., GO,
	5.25%, 2/15/32, Ser. B (PSF-GTD)	Aaa/AAA	20,477
285	Mansfield Independent School Dist., GO, 5.25%, 2/15/23 (PSF-GTD)	Aaa/AAA	291,863
	Municipal Gas Acquisition & Supply Corp. I Rev.,
150	5.25%, 12/15/25, Ser. A	A2/A	139,698
6,500	6.25%, 12/15/26, Ser. D	A2/A	6,728,280
	North Harris Cnty. Regional Water Auth. Rev.,
4,200	5.25%, 12/15/33	A3/A+	4,245,234
4,200	5.50%, 12/15/38	A3/A+	4,287,234
	North Texas Tollway Auth. Rev.,
3,000	5.25%, 1/1/44, Ser. C (d)	A2/A−	2,832,000
6,050	5.625%, 1/1/33, Ser. A	A2/A−	6,158,355
600	5.75%, 1/1/33, Ser. F	A3/BBB+	609,702
400	State Public Finance Auth. Rev., 5.875%, 12/1/36, Ser. A	Baa3/BBB−	380,512
4,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev.,
	Baylor Health Care Systems Project, 6.25%, 11/15/29	Aa2/AA−	4,266,880
6,500	Texas Municipal Gas Acquisition & Supply Corp. Rev.,
	5.25%, 12/15/23, Ser. A	A2/A	6,151,340
1,000	Uptown Development Auth., Tax Allocation, Infrastructure Improvement Facs., 5.50%, 9/1/29	NR/BBB+	985,560

			42,177,787

	U.S. Virgin Islands–0.1%
500	Virgin Islands Public Finance Auth. Rev., 5.00%, 10/1/39, Ser. A-1	Baa2/BBB	487,105

	Utah–1.5%
7,000	Salt Lake Cnty. Rev., IHC Health Services, 5.125%, 2/15/33 (AMBAC)	NR/AA+	7,238,210

14 PIMCO Municipal Income Fund Semi-Annual Report   10.31.09

PIMCO Municipal Income Fund Schedule of Investments
October 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Virginia–0.6%
$1,000	Fairfax Cnty. Industrial Dev. Auth. Rev.,
	Inova Health Systems, 5.50%, 5/15/35, Ser. A	Aa2/AA+	$1,076,790
2,000	Peninsula Town Center Community Dev. Auth. Rev., 6.45%, 9/1/37	NR/NR	1,735,080

			2,811,870

	Washington–1.2%
	Health Care Facs. Auth. Rev.,
700	Multicare Health Systems, 6.00%, 8/15/39, Ser. B	Aa2/AAA	738,598
250	Seattle Cancer Care Alliance, 7.375%, 3/1/38	A3/NR	274,998
2,000	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	Baa2/BBB	2,042,540
	State Housing Finance Commission Rev., Skyline at First Hill Project, Ser. A,
275	5.25%, 1/1/17	NR/NR	247,519
3,600	5.625%, 1/1/38	NR/NR	2,614,068

			5,917,723

	Wisconsin–2.8%
2,230	Health & Educational Facs. Auth. Rev.,
	Kenosha Hospital & Medical Center Project, 5.625%, 5/15/29	NR/A	2,230,111
500	Prohealth Care, Inc., 6.625%, 2/15/39	A1/A+	533,290
10,000	State Rev., 6.00%, 5/1/36, Ser. A	A1/AA−	11,075,000

			13,838,401

	Total Municipal Bonds & Notes (cost–$464,560,145)		468,153,499

VARIABLE RATE NOTES (a)(c)(g)–3.4%
	Illinois–1.5%
7,253	Cook Cnty., GO, 7.68%, 11/15/28, Ser. 458 (FGIC) (f)	Aa3/NR	7,392,473

	Texas–0.4%
1,000	JPMorgan Chase Putters/Drivers Trust, GO,
	7.901%, 2/1/17, Ser. 3480	NR/AA+	1,091,510
	JPMorgan Chase Putters/Drivers Trust Rev.,
200	8.34%, 2/1/27, Ser. 3224	Aa1/NR	234,992
600	8.424%, 10/1/31, Ser. 3227	NR/AAA	709,488

			2,035,990

	Washington–1.5%
6,670	JPMorgan Chase Putters/Drivers Trust, GO,
	11.478%, 8/1/28, Ser. 3388	NR/AA+	7,301,983

	Total Variable Rate Notes (cost–$15,301,251)		16,730,446

SHORT-TERM INVESTMENTS–2.3%
Corporate Notes–2.1%
	Financial Services–2.1%
10,000	American General Finance Corp., 4.625%, 9/1/10 (i)	Baa3/BB+	9,309,760

10.31.09   PIMCO Municipal Income Fund Semi-Annual Report 15

PIMCO Municipal Income Fund Schedule of Investments
October 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Financial Services (continued)
	International Lease Finance Corp., FRN,
$600	0.627%, 5/24/10	Baa3/BBB+	$570,032
500	0.684%, 1/15/10	Baa3/BBB+	491,275

	Total Corporate Notes (cost–$8,797,788)		10,371,067

Variable Rate Demand Notes (g)(h)–0.2%
	Colorado–0.0%
285	City & Cnty. of Denver, CP, 0.18%, 11/2/09, Ser. A1	VMIG1/NR	285,000

	Massachusetts–0.2%
1,000	Health & Educational Facs. Auth. Rev., 0.20%, 11/4/09, Ser. A2	VMIG1/A-1+	1,000,000

	Total Variable Rate Demand Notes (cost–$1,285,000)		1,285,000

	Total Short-Term Investments (cost–$10,082,788)		11,656,067

	Total Investments (cost–$489,944,184)–100.0%		$496,540,012

16 PIMCO Municipal Income Fund Semi-Annual Report   10.31.09

PIMCO California Municipal Income Fund Schedule of Investments
October 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

CALIFORNIA MUNICIPAL BONDS & NOTES–92.2%
$1,000	Assoc. of Bay Area Gov’t Finance Auth. for Nonprofit Corps. Rev.,
	Poway Housing, Inc. Project, 5.375%, 11/15/25, Ser. A (CA Mtg. Ins.)	NR/A	$1,000,130
1,000	Channing House, CP, 5.375%, 11/15/34	NR/BBB−	962,100
10,000	Bay Area Toll Auth. Rev., San Francisco Bay Area,
	5.00%, 4/1/34, Ser. F1	Aa3/AA	10,240,900
5,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	Aa3/A+	5,452,650
720	City & Cnty. of San Francisco Redev. Agcy. Rev.,
	Special Tax, 6.125%, 8/1/31, Ser. B	NR/NR	637,653
650	City & Cnty. of San Francisco,
	Capital Improvement Projects, CP, 5.25%, 4/1/31, Ser. A	A1/AA−	659,607
	Contra Costa Cnty. Public Financing Auth., Tax Allocation,
350	5.85%, 8/1/33, Ser. A	NR/NR	349,517
2,150	Pleasant Hill 5.125%, 8/1/19	NR/BBB	2,105,473
3,635	Cucamonga Cnty. Water Dist., CP, 5.125%, 9/1/35 (FGIC-NPFGC)	A2/AA−	3,632,165
5,000	Desert Community College Dist., GO, 5.00%, 8/1/37, Ser. C (FSA)	Aa3/AAA	5,076,600
310	Dublin Unified School Dist., GO, zero coupon, 8/1/23, Ser. E	A1/AA−	146,494
6,300	Eastern Municipal Water Dist., CP, 5.00%, 7/1/35, Ser. H	Aa3/AA	6,419,322
	Educational Facs. Auth. Rev., Claremont McKenna College,
1,400	5.00%, 1/1/39	Aa2/NR	1,432,970
10,200	5.00%, 1/1/39 (j)	Aa2/NR	10,440,210
	Univ. of Southern California, Ser. A,
5,000	5.00%, 10/1/38	Aa1/AA+	5,174,200
10,000	5.00%, 10/1/39 (j)	Aa1/AA+	10,340,999
2,975	El Dorado Irrigation Dist. & El Dorado Water Agcy., CP,
	5.75%, 8/1/39, Ser. A	Aa2/AAA	3,102,300
	El Monte, Department of Public Social Services Fac., CP (AMBAC),
10,790	4.75%, 6/1/30	A3/A+	10,364,982
14,425	Phase II, 5.25%, 1/1/34	A3/NR	14,472,170
1,000	Folsom Redev. Agcy., Tax Allocation, 5.50%, 8/1/36	NR/A	965,970
	Fremont Community Dist. No. 1, Special Tax,
165	6.00%, 9/1/18	NR/NR	156,722
505	6.00%, 9/1/19	NR/NR	473,296
3,500	6.30%, 9/1/31	NR/NR	3,232,845
	Golden State Tobacco Securitization Corp. Rev.,
9,000	5.00%, 6/1/33, Ser. A-1	Baa3/BBB	6,935,940
3,000	5.00%, 6/1/35, Ser. A (FGIC)	Baa2/A−	2,665,650
6,000	5.00%, 6/1/38, Ser. A (FGIC)	Baa2/A−	5,268,780
1,600	5.00%, 6/1/45 (AMBAC-TCRS)	Baa2/A−	1,376,816
500	Hartnell Community College Dist., GO, zero coupon, 8/1/34, Ser. D	A1/AA−	240,625
	Health Facs. Financing Auth. Rev., Adventist Health System, Ser. A,
4,630	5.00%,3/1/33	NR/A	4,231,959
2,000	5.75%,9/1/39	NR/A	2,020,740

10.31.09   PIMCO California Municipal Income Fund Semi-Annual Report 17

PIMCO California Municipal Income Fund Schedule of Investments
October 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Catholic Healthcare West, Ser. A,
$1,875	5.00%,7/1/18	A2/A	$1,879,219
875	5.00%, 7/1/28	A2/A	853,466
2,000	6.00%, 7/1/34	A2/A	2,102,380
4,000	6.00%, 7/1/39	A2/A	4,209,200
	Children’s Hospital of Orange Cnty., Ser. A,
1,000	6.50%, 11/1/38	NR/A	1,053,290
	Northern California Presbyterian,
5,315	5.125%, 7/1/18	NR/BBB+	5,214,600
10,590	Kern Cnty., Capital Improvements Projects, CP, 5.75%, 8/1/35, Ser. A	Aa2/AAA	10,988,502
	La Quinta Redev. Agcy., Tax Allocation (AMBAC),
3,000	5.00%, 9/1/21	NR/A+	3,003,930
10,000	5.10%, 9/1/31	NR/A+	9,506,700
1,000	5.125%, 9/1/32	NR/A+	935,130
500	Lancaster Redev. Agcy., Tax Allocation, 6.875%, 8/1/39	NR/A	526,955
1,495	Lincoln Public Financing Auth. Rev., Twelve Bridges, 6.125%, 9/2/27	NR/NR	1,357,116
	Long Beach Bond Finance Auth. Rev., Long Beach Natural Gas, Ser. A,
1,000	5.50%, 11/15/27	A2/A	969,960
3,900	5.50%, 11/15/37	A2/A	3,607,500
	Los Angeles Department of Water & Power Rev.,
5,000	4.75%, 7/1/30, Ser. A-2 (FSA) (j)	Aa3/AAA	5,046,600
3,930	5.125%, 7/1/41, Ser. A	Aa3/AA	3,955,466
10,000	5.375%, 7/1/34, Ser. A (j)	Aa3/AA	10,577,940
	Los Angeles Unified School Dist., GO,
10,000	5.00%, 7/1/29, Ser. I (j)	Aa3/AA−	10,332,100
13,000	5.00%, 1/1/34, Ser. I	Aa3/AA−	13,098,280
5,000	5.00%, 1/1/34, Ser. I (j)	Aa3/AA−	5,037,800
250	5.30%, 1/1/34, Ser. D	Aa3/AA−	257,605
700	Malibu, City Hall Project, CP, 5.00%, 7/1/39, Ser. A	NR/AA+	703,682
200	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	NR/A	213,834
2,900	Municipal Finance Auth. Rev., Biola Univ., 5.875%, 10/1/34	Baa1/NR	2,943,790
5,000	Orange Cnty. Sanitation Dist., CP, 5.00%, 2/1/39, Ser. A	NR/AAA	5,099,750
1,080	Palm Springs Community Redev. Agcy., Tax Allocation, 5.50%, 8/1/21	NR/A	1,101,622
2,145	Patterson Public Financing Auth. Rev., Waste Water Systems Project, 5.50%, 6/1/39	NR/AAA	2,178,398
1,250	Peralta Community College Dist., GO, 5.00%, 8/1/39	NR/AA−	1,271,125
8,305	Riverside Cnty., CP, 5.125%, 11/1/30 (NPFGC)	A2/AA−	8,163,483
	Riverside, Special Assessment, Riverwalk Assessment Dist.,
500	6.15%, 9/2/19	NR/NR	494,515
1,350	6.375%, 9/2/26	NR/NR	1,350,716
	San Diego Cnty. Water Auth., CP, Ser. A,
1,000	5.00%, 5/1/32 (NPFGC)	Aa3/AA+	1,012,440
6,250	5.00%, 5/1/38 (FSA)	Aa3/AAA	6,284,312
545	San Diego Cnty., CP, 5.25%, 10/1/28	A2/NR	552,270

18 PIMCO California Municipal Income Fund Semi-Annual Report   10.31.09

PIMCO California Municipal Income Fund Schedule of Investments
October 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

$2,000	San Diego Public Facs. Financing Auth. Rev., 5.25%, 5/15/39, Ser. A	A2/A+	$2,040,540
3,285	San Diego Regional Building Auth. Rev.,
	Cnty. Operations Center & Annex, 5.375%, 2/1/36, Ser. A	A1/AA+	3,375,009
5,000	San Diego Unified School Dist., GO, 4.75%, 7/1/27, Ser. D-2 (FSA)	Aa2/AAA	5,083,200
880	San Francisco Bay Area Transit Financing Auth. Rev.,
	5.125%, 7/1/36 (AMBAC)	Aa3/AA+	885,843
5,065	San Joaquin Cnty., General Hospital Project, CP,
	5.00%, 9/1/20 (NPFGC)	A2/A	5,107,698
	San Joaquin Hills Transportation Corridor Agcy. Rev., Ser. A,
5,000	5.50%, 1/15/28	Ba2/BB-	4,450,900
5,000	5.70%, 1/15/19	Ba2/BB-	4,929,300
230	San Jose, Special Assessment, 5.60%, 9/2/17, Ser. Q	NR/NR	222,891
600	Santa Ana Financing Auth. Rev., 5.60%, 9/1/19, Ser. C	NR/BBB	607,188
3,500	Santa Clara Cnty. Financing Auth. Rev.,
	5.75%, 2/1/41, Ser. A (AMBAC)	A1/A+	3,623,340
1,815	Santa Clara, Central Park Library Project, CP, 5.00%, 2/1/32 (AMBAC)	Aa3/AA	1,860,684
1,300	Santa Cruz Cnty. Redev. Agcy., Tax Allocation,
	Live Oak/Soquel Community, 7.00%, 9/1/36, Ser. A	A2/A	1,427,712
	State Public Works Board Rev.,
2,000	5.75%, 10/1/30, Ser. G-1	Baa2/A−	1,964,100
2,000	Regents Univ., 5.00%, 4/1/34, Ser. E	Aa2/AA−	1,977,660
	State, GO,
5,885	5.00%, 9/1/35	Baa1/A	5,443,213
3,300	5.00%, 12/1/37	Baa1/A	3,031,644
8,000	6.00%, 4/1/38	Baa1/A	8,507,760
	Statewide Communities Dev. Auth. Rev.,
900	Baptist Univ., 5.50%, 11/1/38, Ser. A	NR/NR	690,093
1,000	Catholic Healthcare West, 5.50%, 7/1/31, Ser. D	A2/A	1,013,010
5,215	Gross-Gillispie School, 6.625%, 10/1/31	NR/NR	4,502,840
15,250	Henry Mayo Newhall Memorial Hospital, 5.125%, 10/1/30 (CA Mtg. Ins.)	NR/A	14,616,972
8,000	The Internext Group, CP, 5.375%, 4/1/30	NR/BBB	7,258,320
1,000	Kaiser Permanente, 5.25%, 3/1/45, Ser. B	NR/A+	953,680
3,000	Los Angeles Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A	3,024,690
	Methodist Hospital Project (FHA),
2,100	6.625%, 8/1/29	Aa2/AA	2,362,143
7,700	6.75%, 2/1/38	Aa2/AA	8,614,914
	St. Joseph,
100	5.125%, 7/1/24 (NPFGC)	A1/AA−	101,495
3,200	5.75%, 7/1/47, Ser. A (FGIC)	A1/AA−	3,265,312
2,325	St. Marks School, 6.75%, 6/1/28 (a)(b)	NR/NR	2,343,344
4,000	Sutter Health, 5.50%, 8/15/34, Ser. B	Aa3/A+	4,005,760
910	Windrush School, 5.50%, 7/1/37	NR/NR	687,050
2,000	Turlock, Emanuel Medical Center, CP, 5.50%, 10/15/37, Ser. B	NR/BBB	1,734,520

10.31.09   PIMCO California Municipal Income Fund Semi-Annual Report 19

PIMCO California Municipal Income Fund Schedule of Investments
October 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Tustin Unified School Dist., Special Tax, Ser. B,
$2,345	5.50%, 9/1/22	NR/NR	$2,327,788
2,520	5.60%, 9/1/29	NR/NR	2,381,501
2,000	5.625%, 9/1/32	NR/NR	1,835,280
	Univ. of California Rev.,
8,000	4.75%, 5/15/35, Ser. F (FSA) (j)	Aa1/AAA	8,022,480
10,000	5.00%, 5/15/36, Ser. A (AMBAC)	Aa1/AA	10,161,400
1,000	Western Municipal Water Dist. Facs. Auth. Rev.,
	5.00%, 10/1/39, Ser. B	NR/AA+	1,013,220
1,000	Westlake Village, CP, 5.00%, 6/1/39	NR/AA+	1,012,250
1,000	Whittier Union High School Dist., GO, zero coupon, 8/1/25	NR/AA−	394,310

	Total California Municipal Bonds & Notes (cost–$371,689,881)		382,324,515

OTHER MUNICIPAL BONDS & NOTES–3.7%
	Illinois–1.3%
5,260	Educational Facs. Auth. Rev., Univ. of Chicago, 5.00%, 7/1/33, Ser. A	Aa1/AA	5,336,848

	Iowa–1.8%
8,700	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	7,525,848

	Louisiana–0.4%
1,750	Tobacco Settlement Financing Corp. Rev.,
	5.875%, 5/15/39, Ser. 2001B	Baa3/BBB	1,596,490

	New York–0.1%
450	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
	5.00%, 6/15/37, Ser. D (j)	Aa2/AAA	460,134

	South Carolina–0.1%
340	Tobacco Settlement Rev. Management Auth. Rev.,
	6.375%, 5/15/30, Ser. B	Baa3/BBB	423,960

	Total Other Municipal Bonds & Notes (cost–$16,254,813)		15,343,280

OTHER VARIABLE RATE NOTES (a)(c)(g)–1.7%
	Illinois–1.7%
6,670	Chicago Water Rev.,
	11.388%, 5/1/14, Ser. 1419 (AMBAC) (cost–$6,950,816)	NR/AA−	6,846,021

CALIFORNIA VARIABLE RATE NOTES (a)(g)–0.4%
1,670	Sacramento Regional Cnty. Sanitation Dist. Rev.,
	11.329%, 8/1/13, Ser. 1034 (NPFGC) (cost–$1,843,995)	NR/AA	1,817,845

SHORT-TERM INVESTMENTS–2.0%
Corporate Notes (i)–2.0%
	Financial Services–2.0%
7,800	American General Finance Corp., 4.625%, 9/1/10	Baa3/BB+	7,261,613
	International Lease Finance Corp., FRN,
500	0.627%, 5/24/10	Baa3/BBB+	475,027
400	0.684%, 1/15/10	Baa3/BBB+	393,019

	Total Corporate Notes (cost–$6,900,823)		8,129,659

20 PIMCO California Municipal Income Fund Semi-Annual Report   10.31.09

PIMCO California Municipal Income Fund Schedule of Investments
October 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

California Variable Rate Demand Notes (g)(h)–0.0%
$300	Pollution Control Financing Auth. Rev., 0.15%, 11/2/09, Ser. E (cost–$300,000)	NR/A-1+	$300,000

	Total Short-Term Investments (cost–$7,200,823)		8,429,659

	Total Investments (cost–$403,940,328)–100.0%		$414,761,320

10.31.09   PIMCO California Municipal Income Fund Semi-Annual Report 21

PIMCO New York Municipal Income Fund Schedule of Investments
October 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

NEW YORK MUNICIPAL BONDS & NOTES–89.0%
$1,600	Erie Cnty. Industrial Dev. Agcy. Rev.,
	Orchard Park, Inc. Project, 6.00%, 11/15/36, Ser. A	NR/NR	$1,300,208
	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
120	5.25%, 10/1/35	A1/A	117,172
11,290	5.25%, 10/1/35 (j)	A1/A	11,023,894
1,925	5.50%,10/1/37	A1/A	1,938,610
	Long Island Power Auth. Rev., Ser. A,
750	5.00%, 9/1/34 (AMBAC)	A3/A−	757,305
2,300	5.75%, 4/1/39	A3/A−	2,485,449
	Metropolitan Transportation Auth. Rev.,
8,150	5.00%, 7/1/30, Ser. A (AMBAC)	A1/AA−	8,248,534
1,375	5.125%, 1/1/29, Ser. A	A1/AA−	1,407,299
2,000	5.25%, 11/15/31, Ser. E	A2/A	2,030,700
1,600	Nassau Cnty. Industrial Dev. Agcy. Rev.,
	Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	1,367,168
	New York City, GO, Ser. J,
1,505	5.125%, 5/15/29 (NPFGC)	Aa3/AA	1,520,682
5	5.25%, 6/1/28	Aa3/AA	5,184
1,000	New York City Industrial Dev. Agcy. Rev.,
	Liberty Interactive Corp., 5.00%, 9/1/35	Ba2/BB+	758,660
900	Queens Baseball Stadium, 6.50%, 1/1/46	Aa2/AAA	1,007,991
1,820	Vaughn College Aeronautics, 5.25%, 12/1/36, Ser. B	NR/BB+	1,410,227
3,200	Yankee Stadium, 7.00%, 3/1/49	Aa2/AAA	3,716,128
	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
5,105	4.75%, 6/15/31, Ser. A (FGIC-NPFGC)	Aa2/AAA	5,106,072
3,000	5.00%, 6/15/32, Ser. A	Aa2/AAA	3,037,410
2,500	5.00%, 6/15/40, Ser. FF-2	Aa3/AA+	2,555,400
5,000	5.125%, 6/15/33, Ser. C	Aa2/AAA	5,108,150
5,000	5.25%, 6/15/25, Ser. D	Aa2/AAA	5,180,000
5,000	Second Generation Resolutions, 4.75%, 6/15/35, Ser. DD (j)	Aa3/AA+	5,012,450
	New York City Transitional Finance Auth. Rev.,
4,055	4.75%, 11/1/23, Ser. B	Aa1/AAA	4,098,186
5,000	5.25%, 1/15/39, Ser. S-3	A1/AA−	5,191,750
300	New York City Trust for Cultural Res. Rev.,
	Julliard School, 5.00%, 1/1/34, Ser. A	Aa2/AA	313,662
1,000	Niagara Falls Public Water Auth. Water & Sewer Rev.,
	5.00%, 7/15/34, Ser. A (NPFGC)	Baa1/A	1,012,710
	Port Auth. of New York & New Jersey Rev., Ser. 132,
2,000	5.00%, 9/1/29	Aa3/AA−	2,081,580
4,300	5.00%, 9/1/38	Aa3/AA−	4,393,353
3,850	State Dormitory Auth. Rev.,	Ba1/NR	3,407,366
	Lenox Hill Hospital, 5.50%, 7/1/30
1,825	Mount Sinai Health, 6.50%, 7/1/25, Ser. A	A2/NR	1,870,917
1,300	Mount Sinai Scholl of Medicine, 5.125%, 7/1/39 (d)	A3/A−	1,232,634

22 PIMCO New York Municipal Income Fund Semi-Annual Report   10.31.09

PIMCO New York Municipal Income Fund Schedule of Investments
October 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

$1,500	New York Univ. Hospital Center, 5.00%, 7/1/26, Ser. A	Baa2/BB+	$1,431,345
300	North Shore-Long Island Jewish Health System, 5.50%, 5/1/37, Ser. A	Baa1/A−	300,657
5,245	NY & Presbyterian Hospital, 4.75%, 8/1/27 (AMBAC-FHA)	NR/NR	5,182,689
2,900	Orange Regional Medical Center, 6.25%, 12/1/37	Ba1/NR	2,608,028
1,000	Pratt Institute, 5.125%, 7/1/39, Ser. C	Aa2/NR	1,037,350
	Sloan-Kettering Center Memorial,
2,500	4.50%, 7/1/35, Ser. A1	Aa2/AA	2,320,250
4,000	5.00%, 7/1/34, Ser. 1	Aa2/AA	4,001,040
	Teachers College,
1,500	5.00%, 7/1/32 (NPFGC)	A1/NR	1,516,635
1,800	5.50%, 3/1/39	A1/NR	1,875,834
1,275	Winthrop Univ. Hospital Assoc., 5.25%, 7/1/31, Ser. A (AMBAC)	NR/NR	1,282,752
2,000	State Environmental Facs. Corp. Rev., 5.125%, 6/15/31, Ser. D	Aaa/AAA	2,065,760
1,800	State Urban Dev. Corp. Rev., 5.00%, 3/15/36, Ser. B-1 (j)	NR/AAA	1,854,180
	Triborough Bridge & Tunnel Auth. Rev.,
755	5.00%, 1/1/32, Ser. A	Aa2/AA−	764,807
3,000	5.25%, 11/15/34, Ser. A-2 (j)	Aa2/AA−	3,188,310
2,945	Warren & Washington Cntys. Industrial Dev. Agcy. Rev.,
	Glens Falls Hospital Project, 5.00%, 12/1/27, Ser. C (FSA)	Aa3/AAA	3,020,097

	Total New York Municipal Bonds & Notes (cost–$119,083,449)		121,146,585

OTHER MUNICIPAL BONDS & NOTES–6.2%
	California–1.1%
1,500	Los Angeles Department of Water & Power Rev.,
	5.00%, 7/1/39, Ser. A-1 (AMBAC)	Aa3/AA−	1,516,065

	Louisiana–0.5%
750	Tobacco Settlement Financing Corp. Rev.,
	5.875%, 5/15/39, Ser. 2001B	Baa3/BBB	684,210

	Puerto Rico–4.2%
	Aqueduct & Sewer Auth. Rev., Ser. A,
3,100	6.00%, 7/1/38	Baa3/BBB−	3,203,199
1,000	6.00%, 7/1/44	Baa3/BBB−	1,029,130
1,500	Sales Tax Financing Corp. Rev., 5.75%, 8/1/37, Ser. A	A2/A+	1,558,815

			5,791,144

	U.S. Virgin Islands–0.4%
500	Virgin Islands Public Finance Auth. Rev., 5.00%, 10/1/39, Ser. A-1	Baa2/BBB	487,105

	Total Other Municipal Bonds & Notes (cost–$7,943,249)		8,478,524

OTHER VARIABLE RATE NOTES (g)–1.3%
	Puerto Rico–1.3%
2,500	Commonwealth of Puerto Rico, Public Improvements, GO,
	0.263%, 7/1/19, Ser. A (cost–$2,130,233)	Aa2/AAA	1,815,775

10.31.09   PIMCO New York Municipal Income Fund Semi-Annual Report 23

PIMCO New York Municipal Income Fund Schedule of Investments
October 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

SHORT-TERM INVESTMENTS–3.5%
Corporate Notes (i)–3.5%
$2,900	American General Finance Corp., 4.625%, 9/1/10	Baa3/BB+	$2,699,830
1,700	Goldman Sachs Group, Inc., 0.52%, 11/16/09, FRN	A1/A	1,700,090
	International Lease Finance Corp., FRN,
200	0.627%, 5/24/10	Baa3/BBB+	190,011
100	0.684%, 1/15/10	Baa3/BBB+	98,255

	Total Corporate Notes (cost–$4,227,589)		4,688,186

	Total Investments (cost–$133,384,520)–100.0%		$136,129,070

24 PIMCO New York Municipal Income Fund Semi-Annual Report   10.31.09

PIMCO Municipal Income Funds Notes to Schedules of Investments
October 31, 2009 (unaudited)

(a)	Private Placement – Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $17,200,446, representing 3.5% of total investments in Municipal Income; securities with an aggregate value of $11,007,210, representing 2.7% of total investments in California Municipal Income.
(b)	Illiquid.

(c)	144A – Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	When-issued or delayed-delivery. To be settled/delivered after October 31, 2009.
(e)	In default.

(f)	Inverse Floater – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on October 31, 2009.

(g)	Variable Rate Notes – Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on October 31, 2009.
(h)	Maturity date shown is date of next put.

(i)	All or partial amount segregated as collateral for reverse repurchase agreements.
(j)	Residual Interest Bonds held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:
ACA – insured by American Capital Access Holding Ltd.
AMBAC – insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins. – insured by California Mortgage Insurance
CA St. Mtg. – insured by California State Mortgage
CP – Certificates of Participation
FGIC – insured by Financial Guaranty Insurance Co.
FHA – insured by Federal Housing Administration
FRN – Floating Rate Note. The interest rate disclosed reflects the rate in effect on October 31, 2009.
FSA – insured by Financial Security Assurance, Inc.
GO – General Obligation Bond
GTD – Guaranteed
NPFGC – insured by National Public Finance Guarantee Corporation
NR – Not Rated
PSF – Public School Fund
TCRS – Temporary Custodian Receipts

See accompanying Notes to Financial Statements   10.31.09   PIMCO Municipal Income Funds Semi-Annual Report 25

PIMCO Municipal Income Funds Statements of Assets and Liabilities
October 31, 2009 (unaudited)

		California	New York
	Municipal	Municipal	Municipal
Assets:
Investments, at value (cost–$489,944,184, $403,940,328 and $133,384,520, respectively)	$496,540,012	$414,761,320	$136,129,070

Cash	—	—	184,618

Interest receivable	9,197,384	6,474,362	2,106,318

Receivable for investments sold	2,128,059	—	1,100,900

Prepaid expenses and other assets	3,240,252	1,071,797	1,371,552

Total Assets	511,105,707	422,307,479	140,892,458

Liabilities:
Payable for floating rate notes issued	27,659,903	35,911,418	10,476,876

Payable for reverse repurchase agreements	7,799,000	6,820,000	4,037,000

Payable for investments purchased	2,884,770	—	1,252,914

Dividends payable to common and preferred shareholders	2,037,906	1,412,048	434,204

Payable to custodian for cash overdraft	1,000,070	1,918,589	—

Investment management fees payable	263,625	211,493	69,653

Interest payable	96,396	110,230	23,206

Interest payable for reverse repurchase agreements	3,802	3,325	1,968

Accrued expenses and other liabilities	157,160	214,270	68,574

Total Liabilities	41,902,632	46,601,373	16,364,395

Preferred shares ($25,000 net asset and liquidation value per share applicable to an aggregate of 7,600, 6,000 and 1,880 shares issued and outstanding, respectively)	190,000,000	150,000,000	47,000,000

Net Assets Applicable to Common Shareholders	$279,203,075	$225,706,106	$77,528,063

Composition of Net Assets Applicable to Common Shareholders:
Common Stock (no par value):
Paid-in-capital	$354,668,599	$258,828,581	$106,660,205

Undistributed net investment income	203,887	1,196,190	200,932

Accumulated net realized loss on investments	(82,638,566)	(45,059,323)	(31,000,497)

Net unrealized appreciation of investments	6,969,155	10,740,658	1,667,423

Net Assets Applicable to Common Shareholders	$279,203,075	$225,706,106	$77,528,063

Common Shares Outstanding	24,973,007	18,232,716	7,578,946

Net Asset Value Per Common Share	$11.18	$12.38	$10.23

26 PIMCO Municipal Income Funds Semi-Annual Report   10.31.09   See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds Statements of Operations
Six Months ended October 31, 2009 (unaudited)

		California	New York
	Municipal	Municipal	Municipal
Investment Income:
Interest	$16,845,446	$12,776,661	$3,927,007

Expenses:
Investment management fees	1,471,840	1,174,641	396,841

Interest expense	179,495	184,387	48,385

Auction agent fees and commissions	140,828	109,306	38,226

Custodian and accounting agent fees	60,883	42,670	33,518

Legal fees	29,700	9,520	8,100

Audit and tax services	28,676	24,976	20,516

Trustees’ fees and expenses	26,312	22,632	11,436

Shareholder communications	18,632	16,844	3,048

Transfer agent fees	17,584	15,556	15,456

New York Stock Exchange listing fees	13,108	13,064	12,933

Insurance expense	7,580	6,025	2,354

Miscellaneous	3,760	3,576	3,208

Total expenses	1,998,398	1,623,197	594,021

Less: investment management fees waived	(36,451)	(29,122)	(9,889)

custody credits earned on cash balances	(23)	(22)	(14)

Net expenses	1,961,924	1,594,053	584,118

Net Investment Income	14,883,522	11,182,608	3,342,889

Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on investments	78,239	(963,865)	13,275

Net change in unrealized appreciation/depreciation of investments	42,471,432	30,733,086	7,187,242

Net realized and change in unrealized gain on investments	42,549,671	29,769,221	7,200,517

Net Increase in Net Assets Resulting from Investment Operations	57,433,193	40,951,829	10,543,406

Dividends on Preferred Shares from Net Investment Income	(483,548)	(382,086)	(120,348)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$56,949,645	$40,569,743	$10,423,058

See accompanying Notes to Financial Statements   10.31.09   PIMCO Municipal Income Funds Semi-Annual Report 27

PIMCO Municipal Income Funds Statements of Changes in Net Assets
                             Applicable to Common Shareholders

	Municipal
	Six Months
	ended
	October 31, 2009	Year ended
	(unaudited)	April 30, 2009
Investment Operations:
Net investment income	$14,883,522	$27,905,614

Net realized gain (loss) on investments, futures contracts, options written and swaps	78,239	(46,873,912)

Net change in unrealized appreciation/depreciation of investments, futures contracts, options written and swaps	42,471,432	(41,011,863)

Net increase (decrease) in net assets resulting from investment operations	57,433,193	(59,980,161)

Dividends on Preferred Shares from Net Investment Income	(483,548)	(4,964,321)

Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	56,949,645	(64,944,482)

Dividends to Common Shareholders from Net Investment Income	(12,158,968)	(24,225,508)

Capital Share Transactions:
Reinvestment of dividends	905,255	1,409,202

Total increase (decrease) in net assets applicable to common shareholders	45,695,932	(87,760,788)

Net Assets Applicable to Common Shareholders:
Beginning of period	233,507,143	321,267,931

End of period (including undistributed (dividends in excess of) net investment income of $203,887 and $(2,037,119); $1,196,190 and $(1,192,408); $200,932 and $(432,809); respectively)	$279,203,075	$233,507,143

Common Shares Issued in Reinvestment of Dividends	75,519	110,169

28 PIMCO Municipal Income Funds Semi-Annual Report   10.31.09   See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds Statements of Changes in Net Assets
                             Applicable to Common Shareholders (continued)

California Municipal		New York Municipal
Six Months		Six Months
ended		ended
October 31, 2009	Year ended	October 31, 2009	Year ended
(unaudited)	April 30, 2009	(unaudited)	April 30, 2009
$11,182,608	$19,668,417	$3,342,889	$6,604,274

(963,865)	(21,805,223)	13,275	(17,996,687)

30,733,086	(32,090,252)	7,187,242	(8,383,954)

40,951,829	(34,227,058)	10,543,406	(19,776,367)

(382,086)	(3,740,623)	(120,348)	(1,545,412)

40,569,743	(37,967,681)	10,423,058	(21,321,779)

(8,411,924)	(16,768,120)	(2,588,800)	(5,165,556)

699,189	971,936	211,391	278,849

32,857,008	(53,763,865)	8,045,649	(26,208,486)

192,849,098	246,612,963	69,482,414	95,690,900

$225,706,106	$192,849,098	$77,528,063	$69,482,414

59,767	72,038	21,562	23,211

See accompanying Notes to Financial Statements   10.31.09   PIMCO Municipal Income Funds Semi-Annual Report 29

PIMCO California Municipal Income Fund Statement of Cash Flows
Six Months ended October 31, 2009 (unaudited)

Decrease in Cash from:
Cash Flows provided by Operating Activities:
Net increase in net assets resulting investment from operations	$40,951,829

Adjustments to Reconcile Net Increase in Net Assets Resulting from Investment Operations to Net Cash Provided by Operating Activities:
Purchases of long-term investments	(31,628,749)

Proceeds from sales of long-term investments	28,359,881

Sales of short-term portfolio investments, net	3,456,250

Net change in unrealized appreciation of investments	(28,728,227)

Net realized loss on investments	(1,014,991)

Net amortization on investments	(1,403,704)

Decrease in receivable for investments sold	10,812,564

Increase in interest receivable	(666,092)

Decrease in prepaid expenses and other assets	8,488

Decrease in payable for investments purchased	(4,953,700)

Increase in investment management fees payable	45,023

Decrease in interest payable for reverse repurchase agreements	(1,557)

Decrease in accrued expenses and other liabilities	(63,147)

Net cash provided by operating activities	15,173,868

Cash Flows used for Financing Activities:
Decrease in payable for reverse repurchase agreements	(3,208,000)

Cash dividends paid (excluding reinvestment of dividends of $699,189)	(8,090,729)

Payments to retire floating rate notes issued	(6,689,604)

Cash receipts on issuance of floating rate notes	830,000

Increase in payable to custodian	1,918,589

Net cash used for financing activities	(15,239,744)

Net decrease in cash	(65,876)

Cash at beginning of period	65,876

Cash at end of period	$—

The Fund paid $39,664 cash for interest on reverse repurchase agreements.

30 PIMCO Municipal Income Funds Semi-Annual Report   10.31.09   See accompanying Notes to Financial Statements

PIMCO New York Municipal Income Fund Statement of Cash Flows
Six Months ended October 31, 2009 (unaudited)

Decrease in Cash from:
Cash Flows provided by Operating Activities:
Net increase in net assets resulting from investment operations	$10,543,406

Adjustments to Reconcile Net Increase in Net Assets Resulting from Investment Operations to Net Cash Provided by Operating Activities:
Purchases of long-term investments	(9,099,993)

Proceeds from sales of long-term investments	7,132,720

Sales of short-term portfolio investments, net	1,222,750

Net change in unrealized appreciation of investments	(7,146,323)

Net realized gain on investments	(13,275)

Net amortization on investments	(442,034)

Increase in receivable for investments sold	(1,100,900)

Decrease in interest receivable	10,792

Increase in prepaid expenses and other assets	(9,800)

Increase in payable for investments purchased	1,252,914

Increase in investment management fees payable	13,048

Increase in interest payable for reverse repurchase agreements	344

Decrease in accrued expenses and other liabilities	(4,466)

Net cash provided by operating activities	2,359,183

Cash Flows used for Financing Activities:
Increase in payable for reverse repurchase agreements	85,000

Cash dividends paid (excluding reinvestment of dividends of $211,391)	(2,496,364)

Net cash used for financing activities	(2,411,364)

Net decrease in cash	(52,181)

Cash at beginning of period	236,799

Cash at end of period	$184,618

The Fund paid $15,703 in cash for interest on reverse repurchase agreements.

See accompanying Notes to Financial Statements   10.31.09   PIMCO Municipal Income Funds Semi-Annual Report 31

PIMCO Municipal Income Funds Notes to Financial Statements
October 31, 2009 (unaudited)

1.	Organization and Significant Accounting Policies
PIMCO Municipal Income Fund (“Municipal”), PIMCO California Municipal Income Fund (“California Municipal”) and PIMCO New York Municipal Income Fund (“New York Municipal”), collectively referred to as the “Funds” or “PIMCO Municipal Income Funds”, were organized as Massachusetts business trusts on May 10, 2001. Prior to commencing operations on June 29, 2001, the Funds had no operations other than matters relating to their organization and registration as non-diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has an unlimited amount of no par value per share of common stock authorized.

Under normal market conditions, Municipal invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. Under normal market conditions, California Municipal invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. Under normal market conditions, New York Municipal invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. The Funds will generally seek to avoid investing in bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers’ abilities to meet their obligations may be affected by economic, political and other developments in a specific state or region. There is no guarantee that the Funds will meet their stated objectives.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Funds’ financial statements. Actual results could differ from those estimated.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the Funds’ financial statements. Each Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

32 PIMCO Municipal Income Funds Semi-Annual Report   10.31.09

PIMCO Municipal Income Funds Notes to Financial Statements
October 31, 2009 (unaudited)

1.	Organization and Significant Accounting Policies (continued)

(b) Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access

•	Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Funds to measure fair value during the six months ended October 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at October 31, 2009 in valuing each Fund’s assets and liabilities is listed below:

Municipal:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/09

Investments in Securities – Assets
Municipal Bonds & Notes	—	$468,153,499	—	$468,153,499
Variable Rate Notes	—	16,730,446	—	16,730,446
Short-Term Investments	—	11,656,067	—	11,656,067

Total Investments in Securities	—	$496,540,012	—	$496,540,012

California Municipal:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/09

Investments in Securities – Assets
California Municipal Bonds & Notes	—	$382,324,515	—	$382,324,515
Other Municipal Bonds & Notes	—	15,343,280	—	15,343,280
Other Variable Rate Notes	—	6,846,021	—	6,846,021
California Variable Rate Notes	—	1,817,845	—	1,817,845
Short-Term Investments	—	8,429,659	—	8,429,659

Total Investments in Securities	—	$414,761,320	—	$414,761,320

10.31.09   PIMCO Municipal Income Funds Semi-Annual Report 33

PIMCO Municipal Income Funds Notes to Financial Statements
October 31, 2009 (unaudited)

1.	Organization and Significant Accounting Policies (continued)

New York Municipal:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/09

Investments in Securities – Assets
New York Municipal Bonds & Notes	—	$121,146,585	—	$121,146,585
Other Municipal Bonds & Notes	—	8,478,524	—	8,478,524
Other Variable Rate Notes	—	1,815,775	—	1,815,775
Short-Term Investments	—	4,688,186	—	4,688,186

Total Investments in Securities	—	$136,129,070	—	$136,129,070

(c) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discounts and amortization of premiums is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income over the lives of the respective securities.

(d) Federal Income Taxes
The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds’ management has determined that its evaluation has resulted in no material impact to the Funds’ financial statements at October 31, 2009. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions — Common Stock
The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(f) Reverse Repurchase Agreements
In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agree to repurchase the securities at a mutually agreed date and price. Generally, the effect of such a transaction is that the Funds can recover and reinvest all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Funds cover their positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), their obligations under the agreements will be subject to the Funds’ limitations on borrowings. Reverse repurchase agreements involve leverage risk

34 PIMCO Municipal Income Funds Semi-Annual Report   10.31.09

PIMCO Municipal Income Funds Notes to Financial Statements
October 31, 2009 (unaudited)

1.	Organization and Significant Accounting Policies (continued)

and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(g) Inverse Floating Rate Transactions — Residual Interest Municipal Bonds (“RIBs”) / Residual Interest Tax Exempt Bonds (“RITEs”)
The Funds may invest in RIBs and RITEs, (“Inverse Floaters”) whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. In inverse floating rate transactions, the Funds sell a fixed rate municipal bond (“Fixed Rate Bond”) to a broker who places the Fixed Rate Bond in a special purpose trust (“Trust”) from which floating rate bonds (“Floating Rate Notes”) and Inverse Floaters are issued. The Funds simultaneously or within a short period of time, purchase the Inverse Floaters from the broker. The Inverse Floaters held by the Funds provide the Funds with the right to: (1) cause the holders of the Floating Rate Notes to tender their notes at par, and (2) cause the broker to transfer the Fixed-Rate Bond held by the Trust to the Funds, thereby collapsing the Trust. The Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Schedules of Investments, and account for the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Funds’ Statements of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date.

The Funds may also invest in Inverse Floaters without transferring a fixed rate municipal bond into a special purpose trust, which are not accounted for as secured borrowings.

The Inverse Floaters are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process typically every 7 to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term rates result in lower income for the long-term component and vice versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in Inverse Floaters typically will involve greater risk than in an investment in Fixed Rate Bonds. The Funds may also invest in Inverse Floaters for the purpose of increasing leverage.

The Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes. Inverse Floaters held by the Funds are exempt from registration under Rule 144A of the Securities Act of 1933.

In addition to general market risks, the Funds’ investments in Inverse Floaters may involve greater risk and volatility than an investment in a fixed rate bond, and the value of Inverse Floaters may decrease significantly when market interest rates increase. Inverse Floaters have varying degrees of liquidity, and the market for these securities may be volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the marked for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, Inverse Floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. Trusts in which Inverse Floaters may be held could be terminated due to market, credit or other events beyond the Funds’ control, which could require the Funds to reduce leverage and dispose of portfolio investments at inopportune times and prices.

(h) When-Issued/Delayed-Delivery Transactions
The Funds may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When-issued or delayed-delivery transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations; consequently, such fluctuations are taken into account when determining the net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and

10.31.09   PIMCO Municipal Income Funds Semi-Annual Report 35

PIMCO Municipal Income Funds Notes to Financial Statements
October 31, 2009 (unaudited)

1.	Organization and Significant Accounting Policies (continued)

may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security is sold on a delayed-delivery basis, the Funds do not participate in future gains and losses with respect to the security.

(i) Custody Credits on Cash Balances
The Funds benefit from an expense offset arrangement with their custodian bank, whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income-producing securities, they would have generated income for the Funds.

(j) Interest Expense
Interest expense relates to the Funds’ liability in connection with Floating Rate Notes held by third parties in conjunction with Inverse Floaters and reverse repurchase agreements. Interest expense on reverse repurchase agreements is recorded as it is incurred.

2.	Principal Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (credit/counterparty risk). The main risks from derivative instruments are interest rate, market price and credit/counterparty risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

The Funds will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments.

The Funds’ sub-adviser, Pacific Investment Management Company LLC (the “Sub-Adviser”), an affiliate of the Investment Manager, seeks to minimize the Funds’ credit risks by performing reviews of each counterparty. Generally, all transactions in listed securities are settled/paid for upon delivery. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

3.	Investment Manager/Sub-Adviser
Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of each Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, each Funds’ investment activities, business affairs and administrative matters. Pursuant to the each Agreement, the Investment Manager receives an annual fee, payable on a monthly basis, at an annual rate of 0.65% of each Fund’s average daily net assets, inclusive of net assets attributable to any Preferred Shares that may be outstanding. In order to reduce each Fund’s expenses, the Investment Manager has contractually agreed to waive a portion of its investment management fees for each Fund at the annual rate of 0.05% of each Fund’s average daily net assets, inclusive of net assets attributable to any Preferred Shares that may be outstanding, through June 30, 2009. For the six months ended October 31, 2009, each Fund paid investment management fees at an annualized effective rate of 0.63% of each Fund’s average daily net assets, inclusive of net assets attributable to any Preferred Shares that may be outstanding.

36 PIMCO Municipal Income Funds Semi-Annual Report   10.31.09

PIMCO Municipal Income Funds Notes to Financial Statements
October 31, 2009 (unaudited)

3.	Investment Manager/Sub-Adviser (continued)

The Investment Manager has retained the Sub-Adviser to manage each Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, not the Funds, pays a portion of the fees it receives to the Sub-Adviser in return for its services.

4. Investments in Securities
For the six months ended October 31, 2009, purchases and sales of investments, other than short-term securities and U.S. government obligations were:.

		California	New York
	Municipal	Municipal	Municipal

Purchases	$39,688,474	$31,628,749	$9,099,993
Sales	32,648,519	28,359,881	7,132,720

(a)	Open reverse repurchase agreements at October 31, 2009 were:

Municipal:

			Maturity	Principal &
Counterparty	Rate	Trade Date	Date	Interest	Principal

Barclays Bank	0.65%	10/5/09	11/9/09	$7,802,802	$7,799,000

California Municipal:

			Maturity	Principal &
Counterparty	Rate	Trade Date	Date	Interest	Principal

Barclays Bank	0.65%	10/5/09	11/9/09	$6,823,325	$6,820,000

New York Municipal:

			Maturity	Principal &
Counterparty	Rate	Trade Date	Date	Interest	Principal

Barclays Bank	0.65%	10/5/09	11/5/09	$4,038,968	$4,037,000

The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended October 31, 2009 for Municipal, California Municipal and New York Municipal was $12,340,451, $9,456,500 and $4,150,245 at a weighted average interest rate of 0.79%, 0.79% and 0.76%, respectively. The total market value of underlying collateral (refer to the Schedules of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements at October 31, 2009 was $9,309,760, $8,129,659 and $4,688,186 for Municipal, California Municipal and New York Municipal, respectively.

5.	Income Tax Information
The cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2009 were:

		Gross	Gross	Net
	Cost of	Unrealized	Unrealized	Unrealized
	Investments	Appreciation	Depreciation	Appreciation

Municipal	$465,337,994	$29,738,830	$23,074,289	$6,664,541
California Municipal	369,783,306	17,357,335	7,426,400	9,930,935
New York Municipal	124,584,020	6,617,116	4,223,413	2,393,703

10.31.09   PIMCO Municipal Income Funds Semi-Annual Report 37

PIMCO Municipal Income Funds Notes to Financial Statements
October 31, 2009 (unaudited)

6.	Auction-Rate Preferred Shares
Municipal has outstanding 1,520 shares of Preferred Shares Series A, 1,520 shares of Preferred Shares Series B, 1,520 shares of Preferred Shares Series C, 1,520 shares of Preferred Shares Series D and 1,520 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus any accumulated, unpaid dividends.

California Municipal has issued 2,000 shares of Preferred Shares Series A, 2,000 shares of Preferred Shares Series B and 2,000 shares of Preferred Shares Series C, each with a net asset and liquidation value of $25,000 per share plus any accumulated, unpaid dividends.

New York Municipal has issued 1,880 shares of Preferred Shares Series A with a net asset and liquidation value of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the six months ended October 31, 2009, the annualized dividend rates for each Fund ranged from:

	High	Low	At October 31, 2009

Municipal:
Series A	0.79%	0.40%	0.43%
Series B	0.79%	0.38%	0.43%
Series C	0.76%	0.35%	0.41%
Series D	0.76%	0.35%	0.41%
Series E	0.79%	0.40%	0.43%
California Municipal:
Series A	0.79%	0.40%	0.43%
Series B	0.76%	0.35%	0.41%
Series C	0.79%	0.40%	0.43%
New York Municipal:
Series A	0.79%	0.38%	0.43%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value plus any accumulated, unpaid dividends.

Preferred shareholders, who are entitled to one vote per share, generally vote with the common shareholders but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shareholders.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Funds have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate” the higher of the 30-day “AA” Composite Commercial Paper Rate multiplied by 110% or the Taxable Equivalent of the Short-Term Municipal Obligations Rate-defined as 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the Kenny S&P 30-day High Grade Index divided by (B) 1.00 minus the Marginal Tax Rate (expressed as a decimal) multiplied by 110% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction). If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Funds’ common shareholders could be adversely affected.

38 PIMCO Municipal Income Funds Semi-Annual Report   10.31.09

PIMCO Municipal Income Funds Notes to Financial Statements
October 31, 2009 (unaudited)

6.	Auction-Rate Preferred Shares (continued)

7.	Legal Proceedings
In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America, L.P.), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (“SEC”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager, or its affiliates or related injunctions.

In addition, the Sub-Adviser is the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when the Sub-Adviser held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. The Sub-Adviser currently believes that the complaint is without merit and the Sub-Adviser intends to vigorously defend against this action.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

8.	Resignation of Trustee
Diana L. Taylor resigned as Trustee of the Funds on September 10, 2009.

9. Subsequent Events
Fund management has evaluated subsequent events following the six months ended October 31, 2009 through December 23, 2009, which is the date the financial statements were issued. The subsequent events were as follows:

On November 2, 2009, the following dividends were declared to common shareholders payable December 1, 2009 to shareholders of record on November 12, 2009:

Municipal	$0.08125 per common share
California Municipal	$0.077 per common share
New York Municipal	$0.057 per common share

On December 1, 2009, the following dividends were declared to common shareholders payable December 30, 2009 to shareholders of record on December 11, 2009:

Municipal	$0.08125 per common share
California Municipal	$0.077 per common share
New York Municipal	$0.057 per common share

On December 14, 2009, James Jacobson joined the Board of Trustees.

10.31.09   PIMCO Municipal Income Funds Semi-Annual Report 39

PIMCO Municipal Income Fund Financial Highlights
For a share of common stock outstanding throughout each period

	Six Months
	ended
	October 31,
	2009	Year ended April 30,
	(unaudited)	2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.38	$12.96	$14.85	$14.54	$14.84	$14.11

Investment Operations:
Net investment income	0.60	1.13	1.12	1.07	1.10	1.15

Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps	1.71	(3.53)	(1.74)	0.50	(0.21)	0.68

Total from investment operations	2.31	(2.40)	(0.62)	1.57	0.89	1.83

Dividends on Preferred Shares from Net Investment Income	(0.02)	(0.20)	(0.29)	(0.28)	(0.21)	(0.12)

Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	2.29	(2.60)	(0.91)	1.29	0.68	1.71

Dividends to Common Shareholders from Net Investment Income	(0.49)	(0.98)	(0.98)	(0.98)	(0.98)	(0.98)

Net asset value, end of period	$11.18	$9.38	$12.96	$14.85	$14.54	$14.84

Market price, end of period	$12.37	$11.40	$16.46	$18.00	$16.22	$14.64

Total Investment Return (1)	12.99%	(24.58)%	(2.47)%	17.77%	18.13%	15.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$279,203	$233,507	$321,268	$365,984	$355,877	$360,699

Ratio of expenses to average net assets, including interest expense (2)(3)(4)(5)	1.52%*	1.64%	1.51%	1.32%	1.18%	1.06%

Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)	1.38%*	1.42%	1.20%	1.00%	0.98%	0.97%

Ratio of net investment income to average net assets (2)(5)	11.54%*	10.65%	8.07%	7.23%	7.41%	7.97%

Preferred shares asset coverage per share	$61,347	$55,722	$65,143	$70,727	$69,462	$70,077

Portfolio turnover	7%	60%	32%	6%	13%	11%

*	Annualized

(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See Note 1(i) in Notes to Financial Statements).

(4)	Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions and reverse repurchase agreement transactions.

(5)	During the fiscal periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.03%, 0.10%, 0.17%, 0.24%, 0.32% and 0.31% for the six months ended October 31, 2009 and the years ended April 30, 2009, April 30, 2008, April 30, 2007, April 30, 2006 and April 30, 2005, respectively.

40 PIMCO Municipal Income Funds Semi-Annual Report   10.31.09

PIMCO California Municipal Income Fund Financial Highlights
For a share of common stock outstanding throughout each period

	Six Months
	ended
	October 31,
	2009	Year ended April 30,
	(unaudited)	2009	2008	2007	2006	2005
Net asset value, beginning of period	$10.61	$13.62	$14.84	$14.48	$14.60	$13.92

Investment Operations:
Net investment income	0.61	1.08	1.07	1.10	1.05	1.07

Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps	1.64	(2.96)	(1.09)	0.44	(0.05)	0.64

Total from investment operations	2.25	(1.88)	(0.02)	1.54	1.00	1.71

Dividends on Preferred Shares from Net Investment Income	(0.02)	(0.21)	(0.28)	(0.26)	(0.20)	(0.11)

Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	2.23	(2.09)	(0.30)	1.28	0.80	1.60

Dividends to Common Shareholders from Net Investment Income	(0.46)	(0.92)	(0.92)	(0.92)	(0.92)	(0.92)

Net asset value, end of period	$12.38	$10.61	$13.62	$14.84	$14.48	$14.60

Market price, end of period	$12.47	$12.18	$15.83	$17.70	$15.87	$14.20

Total Investment Return (1)	6.45%	(16.72)%	(4.88)%	18.20%	18.93%	15.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$225,706	$192,849	$246,613	$267,061	$259,127	$259,978

Ratio of expenses to average net assets, including interest expense (2)(3)(4)(5)	1.52%*	1.66%	1.41%	1.26%	1.08%	1.00%

Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)	1.34%*	1.39%	1.15%	1.05%	0.99%	1.00%

Ratio of net investment income to average net assets (2)(5)	10.64%*	9.42%	7.57%	7.48%	7.19%	7.56%

Preferred shares asset coverage per share	$62,267	$57,140	$66,086	$69,491	$68,164	$68,319

Portfolio turnover	8%	42%	14%	4%	8%	5%

*	Annualized

(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See Note 1(i) in Notes to Financial Statements).

(4)	Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions.

(5)	During the fiscal periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.03%, 0.10%, 0.17%, 0.25%, 0.32% and 0.31% for the six months ended October 31, 2009 and the years ended April 30, 2009, April 30, 2008, April 30, 2007, April 30, 2006 and April 30, 2005, respectively.

10.31.09   PIMCO Municipal Income Funds Semi-Annual Report 41

PIMCO New York Municipal Income Fund Financial Highlights
For a share of common stock outstanding throughout each period

	Six Months
	ended
	October 31,
	2009	Year ended April 30,
	(unaudited)	2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.19	$12.70	$13.74	$13.47	$13.83	$13.44

Investment Operations:
Net investment income	0.44	0.87	0.97	0.97	0.98	1.01

Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps	0.96	(3.50)	(1.03)	0.37	(0.23)	0.40

Total from investment operations	1.40	(2.63)	(0.06)	1.34	0.75	1.41

Dividends on Preferred Shares from Net Investment Income	(0.02)	(0.20)	(0.30)	(0.28)	(0.22)	(0.12)

Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	1.38	(2.83)	(0.36)	1.06	0.53	1.29

Dividends to Common Shareholders from Net Investment Income	(0.34)	(0.68)	(0.68)	(0.79)	(0.89)	(0.90)

Net asset value, end of period	$10.23	$9.19	$12.70	$13.74	$13.47	$13.83

Market price, end of period	$10.50	$9.90	$13.06	$15.02	$14.56	$13.90

Total Investment Return (1)	9.78%	(18.80)%	(8.31)%	8.89%	11.45%	17.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$77,528	$69,482	$95,691	$103,035	$100,367	$102,112

Ratio of expenses to average net assets, including interest expense (2)(3)(4)(5)	1.99%*	1.86%	2.00%	1.94%	1.57%	1.44%

Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)	1.83%*	1.62%	1.32%	1.23%	1.09%	1.12%

Ratio of net investment income to average net assets (2)(5)	11.41%*	8.49%	7.41%	7.06%	7.04%	7.48%

Preferred shares asset coverage per share	$65,861	$61,957	$62,969	$65,863	$64,809	$65,509

Portfolio turnover	6%	37%	14%	2%	15%	6%

*	Annualized

(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See Note 1(i) in Notes to Financial Statements).

(4)	Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions.

(5)	During the fiscal periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.03%, 0.10%, 0.18%, 0.26%, 0.33% and 0.33% for the six months ended October 31, 2009 and the years ended April 30, 2009, April 30, 2008, April 30, 2007, April 30, 2006 and April 30, 2005, respectively.

42 PIMCO Municipal Income Funds Semi-Annual Report   10.31.09

PIMCO Municipal Income Funds
Matters Relating to the Trustees’ Consideration of the Investment Management &
Portfolio Management Agreements  (unaudited)

The Investment Company Act of 1940, as amended, requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested Trustees (the “Independent Trustees”), voting separately, approve the Funds’ Management Agreements (the “Advisory Agreements”) with the Investment Manager and Portfolio Management Agreements (the “Sub-Advisory Agreements”, and together with the Advisory Agreements, the “Agreements”) between the Investment Manager and the Sub-Adviser. The Trustees met in person on June 16-17, 2009 (the “contract review meeting”) for the specific purpose of considering whether to approve the continuation of the Advisory Agreements and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the continuation of the Funds’ Advisory Agreements and the Sub-Advisory Agreements, as amended, should be approved for a one-year period commencing July 1, 2009.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Adviser under the applicable Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. (“Lipper”) on the total return investment performance (based on net assets) of the Funds for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives as the Funds identified by Lipper and the performance of applicable benchmark indices, (ii) information provided by Lipper on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Adviser, including institutional separate accounts and other clients, (iv) the profitability to the Investment Manager and the Sub-Adviser from their relationship with the Funds for the one year period ended March 31, 2009, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Adviser’s abilities to provide high quality investment management and other services to the Funds. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Funds; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Funds. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Funds in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to each of the Funds given their respective investment objectives and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

Based on information provided by Lipper, the Trustees also reviewed each Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper. In the course of their deliberations, the Trustees took

10.31.09   PIMCO Municipal Income Funds Semi-Annual Report 43

PIMCO Municipal Income Funds
Matters Relating to the Trustees’ Consideration of the Investment Management &
Portfolio Management Agreements   (unaudited) (continued)
into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding each Fund’s performance.

In assessing the reasonableness of each Fund’s fees under the Agreements, the Trustees considered, among other information, each Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common and preferred shares and the management fee and total expense ratios of comparable funds identified by Lipper.

For each of the Funds, the Trustees specifically took note of how each Fund compared to its Lipper peers as to performance, management fee expenses and total expenses. The Trustees noted that the Investment Manager had provided a memorandum containing comparative information on the performance and expenses information of the Funds compared to their Lipper peer categories. The Trustees noted that while the Funds are not charged a separate administration fee, it was not clear whether the peer funds in the Lipper categories were charged such a fee by their investment managers.

Municipal Income

The Trustees noted that the expense group for Municipal Income consists of 12 funds. The Trustees also noted that the actual management fees were better than the median and the total actual expenses were worse than the median. The Trustees discussed that Municipal Income had bottom quintile performance for the one-, three- and five-year periods ended March 31, 2009, with over 50 funds in the peer group. The Trustees noted that for the three-month and year-to-date ended May 31, 2009, it was noted Municipal Income had top quintile performance.

California Municipal Income

The Trustees noted that the expense group for California Municipal Income consists of 14 funds. The Trustees also noted that the actual management fees and the total actual expenses were worse than the median. The Trustees discussed that California Municipal Income had bottom quintile performance for the one-, three- and five-year periods ended March 31, 2009, with over 20 funds in the peer group. The Trustees noted that for the three-month and year-to-date ended May 31, 2009, it was noted California Municipal Income had top quintile performance.

New York Municipal Income

The Trustees noted that the expense group for New York Municipal Income consists of 13 funds. The Trustees also noted that the actual management fees and the total actual expenses were worse than the median. The Trustees discussed that New York Municipal Income had bottom quintile performance for the one-, three- and five-year periods ended March 31, 2009, with 15 funds in the peer group. The Trustees noted that for the three-month and year-to-date ended May 31, 2009, it was noted New York Municipal Income had top quintile performance.

At the request of the Trustees, the Investment Manager and Sub-Adviser agreed to provide performance information related to the Funds on a monthly basis.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and the Sub-Adviser’s responses and efforts to continue to improve the Funds’ investment performance. The Trustees agreed to reassess the services provided by the Investment Manager and Sub-Adviser under the Agreements in light of the Funds’ ongoing performance at each quarterly Board meeting.

The Trustees also considered the management fees charged by Sub-Adviser to other clients, including institutional separate accounts with investment strategies similar to those of the Funds. Regarding the institutional separate accounts, they noted that the management fees paid by the Funds are generally higher than the fees paid by these clients of the Sub-Adviser, but the Trustees were advised by the Sub-Adviser that the administrative burden for the Investment Manager and the Sub-Adviser with respect to the Funds are also relatively higher, due in part to the more extensive regulatory regime to which the Funds are subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by the open-end funds offered for comparison but were advised that there are additional portfolio management challenges in managing the Funds, such as the use of leverage and meeting a regular dividend.

44 PIMCO Municipal Income Funds Semi-Annual Report   10.31.09

PIMCO Municipal Income Funds
Matters Relating to the Trustees’ Consideration of the Investment Management &
Portfolio Management Agreements/Proxy Voting Policies & Procedures
 (unaudited) (continued)

The Trustees also took into account that the Funds have preferred shares outstanding, which increases the amount of fees received by the Investment Manager and the Sub-Adviser under the Agreements (because the fees are calculated based on either a Fund’s net assets or total managed assets, including assets attributable to preferred shares and other forms of leverage outstanding but not deducting any liabilities connected to the leverage). The Trustees took into account that the Investment Manager and the Sub-Adviser have a financial incentive for the Funds to continue to have preferred shares outstanding, which may create a conflict of interest between the Investment Manager and the Sub-Adviser, on the one hand, and a Fund’s common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and the Sub-Adviser indicating that each Fund’s use of leverage through preferred shares continues to be appropriate and in the best interests of the respective Fund’s common shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the profitability of the Investment Manager and the Sub-Adviser from their relationship with each Fund and determined that such profitability was drawn from last year and was not excessive.

The Trustees also took into account that, as closed-end investment companies, the Funds do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) only through the investment performance of each Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Funds.

After reviewing these and other factors described herein, the Trustees concluded with respect to each Fund, within the context of their overall conclusions regarding the Agreements and based on the information provided and related representations made by management, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Funds.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

10.31.09   PIMCO Municipal Income Funds Semi-Annual Report 45

Board of Trustees                         Fund Officers

Hans W. Kertess Chairman of the Board of Trustees Paul Belica Robert E. Connor James A. Jacobson John C. Maney William B. Ogden, IV R. Peter Sullivan III	Brian S. Shlissel
  President & Chief Executive Officer
Lawrence G. Altadonna
  Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
  Vice President, Secretary & Chief Legal Officer
Scott Whisten
  Assistant Treasurer
Richard J. Cochran
  Assistant Treasurer
Youse E. Guia
  Chief Compliance Officer
Kathleen A. Chapman
  Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02110

Transfer Agent, Dividend Paying Agent and Registrar

PNC Global Investment Servicing
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02110-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund and PIMCO New York Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of their common stock in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. The Funds’ Form N-Q’s are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

On January 9, 2009, the Funds submitted CEO annual certifications to the New York Stock Exchange (“NYSE”) on which the Funds’ principal executive officer certified that he was not aware, as of the date, of any violation by the Funds of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Funds’ principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Funds’ disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

ITEM 2. CODE OF ETHICS
Not required in this filing.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
Not required in this filing.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not required in this filing.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT
Not required in this filing.
ITEM 6. SCHEDULE OF INVESTMENTS
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not required in this filing.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not required in this filing.
ITEM 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Companies
None
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.
ITEM 11. CONTROLS AND PROCEDURES
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.
ITEM 12. EXHIBITS
(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
(b) Exhibit 99.906 Cert. — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) PIMCO New York Municipal Income Fund

By:	/s/ Brian S. Shlissel Brian S. Shlissel
President & Chief Executive Officer
Date: January 6, 2010

By:	/s/ Lawrence G. Altadonna Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: January 6, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel Brian S. Shlissel
President & Chief Executive Officer
Date: January 6, 2010

By:	/s/ Lawrence G. Altadonna Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: January 6, 2010